Allowance for Loan Losses (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 479,673	¥ 451,247	¥ 520,259
Provision (credit) for loan losses		(126,362)	37,668	34,560
Charge-offs		(55,862)	(31,252)	(112,319)
Recoveries		15,220	25,600	20,665
Net charge-offs		(40,642)	(5,652)	(91,654)
Others	[1]	(2,767)	(3,590)	(11,918)
Balance at end of fiscal year		309,902	479,673	451,247
Allowance for loan losses of which individually evaluated for impairment		139,774	288,942
Allowance for loan losses of which collectively evaluated for impairment		170,128	190,731
Loans	[2]	83,661,340	82,439,581
Loans of which individually evaluated for impairment	[2]	675,440	861,144
Loans of which collectively evaluated for impairment	[2]	82,985,900	81,578,437
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		407,327	367,739	423,177
Provision (credit) for loan losses		(123,470)	45,059	33,532
Charge-offs		(44,621)	(22,901)	(97,536)
Recoveries		12,924	18,320	17,232
Net charge-offs		(31,697)	(4,581)	(80,304)
Others	[1]	(3,088)	(890)	(8,666)
Balance at end of fiscal year		249,072	407,327	367,739
Allowance for loan losses of which individually evaluated for impairment		129,789	272,714
Allowance for loan losses of which collectively evaluated for impairment		119,283	134,613
Loans	[2]	60,837,559	61,120,654
Loans of which individually evaluated for impairment	[2]	593,053	772,647
Loans of which collectively evaluated for impairment	[2]	60,244,506	60,348,007
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		36,923	44,221	60,469
Provision (credit) for loan losses		(7,427)	(10,666)	(15,474)
Charge-offs		(2,118)	(1,754)	(2,173)
Recoveries		814	5,122	1,399
Net charge-offs		(1,304)	3,368	(774)
Balance at end of fiscal year		28,192	36,923	44,221
Allowance for loan losses of which individually evaluated for impairment		2,602	2,922
Allowance for loan losses of which collectively evaluated for impairment		25,590	34,001
Loans	[2]	11,133,862	11,722,726
Loans of which individually evaluated for impairment	[2]	21,364	23,422
Loans of which collectively evaluated for impairment	[2]	11,112,498	11,699,304
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		35,423	39,287	36,613
Provision (credit) for loan losses		4,535	3,275	16,502
Charge-offs		(9,123)	(6,597)	(12,610)
Recoveries		1,482	2,158	2,034
Net charge-offs		(7,641)	(4,439)	(10,576)
Others	[1]	321	(2,700)	(3,252)
Balance at end of fiscal year		32,638	35,423	¥ 39,287
Allowance for loan losses of which individually evaluated for impairment		7,383	13,306
Allowance for loan losses of which collectively evaluated for impairment		25,255	22,117
Loans	[2]	11,689,919	9,596,201
Loans of which individually evaluated for impairment	[2]	61,023	65,075
Loans of which collectively evaluated for impairment	[2]	¥ 11,628,896	¥ 9,531,126

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.